Trade Receivables and Other Current Assets and Receivables	12 Months Ended
Dec. 31, 2020
Trade Receivables and Other Current Assets and Receivables
Trade Receivables and Other Current Assets and Receivables

Note 8. Trade Receivables and Other Current Assets and Receivables

8.1.Trade receivables

Trade receivables break down as follows:

	As of
	December 31,
(in thousands of euros)	2018	2019	2020
3 months or less	6	4	48
Between 3 and 6 months	—	—	—
Between 6 and 12 months	—	—	—
More than 12 months	—	—	—
Trade receivables	6	4	48

The average payment period is 30 days.

8.2.Other current assets and receivables

		As of December 31,
(in thousands of euros)	2018	2019	2020
CIR	9,158	9,818	9,012
CICE tax credit	264	—	—
Other	12	16	16
Tax receivables	9,434	9,833	9,028
Prepaid expenses	1,184	495	3,313
Short-term deposit accounts	—	—	7,336
Current accrued income	—	—	2,000
Foreign currency forwards	—	—	1,791
Liquidity agreement - Cash account (1)	31	261	1,029
VAT receivable	3,033	1,416	1,625
Other receivables	843	639	821
Other current assets	5,092	2,811	17,914
Other current assets and receivables	14,526	12,644	26,942

(1)see note 10.2 Liquidity agreement

Year ended 31 December 2020

As of December 31, 2020, tax receivables mainly correspond to research tax credits receivable for 2020 in an amount of €4.8 million, as well as corrective claims for additional reimbursements of CIR with regard to the years from 2017 to 2019 for a total amount of €2.9 million recorded in 2020, requested following the decision of the Council of State in July 2020 on the eligibility of subcontracting expenses.

Short-term deposit accounts of €7.3 million correspond to short-term deposit accounts in U.S. dollars contracted with Société Générale and Crédit Agricole for the amounts of €3.3 million ($4.0 million) and €4.1 million ($5.0 million) respectively.

Current accrued income corresponded entirely to an income receivable from the group Abbott following the tax audit of fiscal years 2013, 2014, 2015, the conclusions of which were received during fiscal year 2018. On February 10, 2021, the Company has requested the payment from Abbott of the  €2.0 million corresponding to the maximum amount covered by the indemnity under the Additional Agreement (see notes 6, “Other current assets” and 12, “Provisions”), which is expected to be received in the first semester 2021. As a result, this non-current receivable recorded in December 31, 2019 is reclassified to other current assets as at December 31, 2020.

Foreign currency forwards correspond to the change in fair value of the three contracts that have been subscribed by the Company with Société Générale and Crédit Agricole to protect the value of investments in dollars against fluctuations in the exchange rate between the euro and the dollar up to $60 million (refer to notes 1.2, "Significant events of 2020" and 22. "Commitments").

The prepaid expenses correspond mainly to deferral of insurance costs in connection with the initial public offering on the Nasdaq Global Market  for an amount of €1.8 million (see note 1.2,  "Significant events of 2020") and, to a lesser extent, to IT maintenance and research and development equipment costs, patent maintenance fees and insurance contributions in respect of the first quarter of 2021.

Year ended 31 December 2019 and 2018

As of December 31, 2019, tax receivables in a total amount of €9,833 thousand correspond mainly to CIR receivables, comprised of the €4,293 thousand receivable for the current year and receivables from previous years not yet received , including €4,171 thousand for 2018 (which is received in 2020), €880 thousand for 2017 and €478 thousand in corrective claims. The CIR receivable relating to 2017 initially amounted to €4,513 thousand (corrective claim included), of which €3,633 thousand (81%) was received in September 2019; the Company is currently disputing the residual amount of €880 thousand withheld by the tax authorities (see. Note 12., "Provisions").

The majority of prepaid expenses amounting to €495 thousand at December 31, 2019 correspond to IT maintenance costs, patent maintenance fees and insurance contributions paid in respect of first quarter 2020. At December 31, 2018, prepaid expenses also included rents relating to fibroscans and certain ad hoc scientific work billed in advance.